ACCOUNT RECEIVABLES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable	$ 994,880	$ 9,230,865	$ 2,609,520
Accounts Receivable Related Parties	36,083	3,603,402	0
Services fee receivable [Member]
Accounts Receivable	958,797	5,627,463	2,609,520
Services fee receivable- related party [Member]
Accounts Receivable		3,603,402	$ 0
Accounts Receivable Related Parties	$ 36,083	$ 3,603,402